INCOME TAXES - Loss before income tax expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
INCOME TAXES
U.S. operations	$ (4,199,652)	$ (1,934,339)		$ (409,723)
Foreign operations	(10,046,226)	(11,650,507)		(4,220,445)
Loss before income tax expense	$ (14,245,878)	$ (13,584,846)	[1]	$ (4,630,168)	[1]

[1]	See restatement of financial statements in note 2.4 for further details.